SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Amounts Receivable
Trade accounts receivable	$ 947,939	$ 674,998
Sales tax receivable	93,643	54,592
Trade and other receivables, gross	1,041,582	729,590
Current portion	1,041,582	573,390
Long term portion		156,200
Trade and other receivables	$ 1,041,582	$ 729,590